Note 14 - Employee Benefits (Details Textual) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Apr. 24, 2017	Dec. 31, 2014
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 245,000		$ 33,000		$ 193,000
Minimum Age Required for Defined Contribution Plan Eligibility		18 years
Defined Contribution Plan, Employer Contribution, Percent of Annual Salary of Employee		50.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Amount		$ 18,000		18,000		18,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		25.00%
Maximum Contribution Percent by Participant		8.00%
Defined Contribution Plan, Cost		$ 200,000		200,000		200,000
Employee Stock Ownership Plan (ESOP), Debt Structure Direct Original Loan Amount	$ 6,100,000	$ 6,100,000
Employee Stock Ownership Plan (ESOP), Shares Purchased		912,866
Employee Stock Ownership Plan (ESOP), Debt Structure Indirect Original Loan Amount	$ 1,500,000	$ 1,500,000
Employee Stock Ownership Plan (ESOP), Additional Shares Purchased		76,933
Employee Stock Ownership Plan (ESOP), Interest Rate on Loan		7.52%
Employee Stock Ownership Plan (ESOP), Cash Contributions to ESOP		$ 500,000		500,000		500,000
Employee Stock Ownership Plan (ESOP), Compensation Expense		$ 400,000		$ 300,000		$ 300,000
Minimum Age Required to be Eligible to Participate in Employee Stock Option Option Plan		18 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period		1 year
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	22,820	22,820
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	415,292	415,292
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0		0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	17,161	17,161
The 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	26,409	26,409
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	22,820	22,820		34,229		0			0
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 9.25	$ 9.25
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0	0		54,876		96,341			96,405
The 2009 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	14,881	14,881		20,596		38,886			84,858
Transferred from the 2009 Plan to the 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	43,712	43,712
The 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	0	0						0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	415,292	415,292						375,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	375,000	375,000
Shares Available for Issuance, Number of Shares for Each Share of Restricted Stock	1.5	1.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross
The 2017 Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	2,280	2,280
Pentegra DB Plan [Member]
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 100,000	$ 153,200,000		$ 163,100,000		$ 190,800,000
Defined Benefit Plan, Funded Percentage	95.45%	95.45%		97.09%		96.01%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		5.00%